Note 18 - Quarterly Results of Operations (Unaudited) - Schedule of Quarterly Financial Information (Details) - USD ($)	1 Months Ended			3 Months Ended								12 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Oct. 31, 2010	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Net sales				$ 17,312,823	$ 16,915,135	$ 16,340,153	$ 14,047,890	$ 16,752,447	$ 20,781,340	$ 18,676,107	$ 17,358,844	$ 64,616,001	$ 73,568,738	$ 82,977,732
Gross profit				6,209,719	5,461,691	4,551,295	3,502,431	5,032,342	5,708,843	5,669,311	5,385,391	19,725,136	21,795,887	28,472,362
Selling, general and administrative expenses				5,246,838	5,074,839	5,351,577	5,087,481	5,763,206	6,084,514	6,474,414	5,720,420	20,760,735	24,042,554	26,989,262
Income (loss) before income taxes				759,876	181,003	(992,653)	(1,743,321)	(862,649)	(516,247)	(938,546)	(497,621)	(1,795,095)	(2,815,063)	890,580
Net income (loss) attributable to Optical Cable Corporation				$ 761,158	$ 188,163	$ (983,122)	$ (1,745,021)	$ (2,964,766)	$ (572,572)	$ (490,144)	$ (228,183)	$ (1,778,822)	$ (4,255,665)	$ 684,227
Net income (loss) attributable to Optical Cable Corporation per share - basic and diluted (in dollars per share)				$ 0.11	$ 0.03	$ (0.15)	$ (0.28)	$ (0.48)	$ (0.09)	$ (0.08)	$ (0.04)	$ (0.28)	$ (0.69)	$ 0.10
Dividends declared per share (in dollars per share)	$ 0.02	$ 0.015	$ 0.01	$ 0	$ 0	$ 0	$ 0	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0	$ 0.08	$ 0.08